General Company Information (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
General Company Information (Details) [Line Items]
Aggregate of ordinary shares (in Shares)	10,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Purchase price per share (in Dollars per share)	$ 10
Aggregate purchase price	$ 100,000,000
Redeemed price		$ 4,500,000
Redeemable purchase price	$ 45,000,000	45,000,000
Annual gross revenue		1,070,000,000.00
Non-affiliates exceeds		700,000,000
Non convertible debt securities		1,000,000,000
Holdco Ordinary Shares [Member]
General Company Information (Details) [Line Items]
Nominal value per share (in Dollars per share)	$ 0.01
Redeemable ordinary shares		$ 4,500,000
Opco Shareholders [Member]
General Company Information (Details) [Line Items]
Nominal value per share (in Dollars per share)		$ 1
Holdco Redeemable B Shares [Member]
General Company Information (Details) [Line Items]
Nominal value per share (in Dollars per share)		$ 0.01